Dividend and earnings/(loss) per share (Details) shares in Millions, $ in Millions	1 Months Ended				3 Months Ended		6 Months Ended
	May 31, 2022 SFr / shares	May 31, 2022 USD ($)	May 31, 2021 SFr / shares	May 31, 2021 USD ($)	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares
Earnings per share [abstract]
Dividends (in CHF per share) | SFr / shares	SFr 0.20		SFr 0.10
Dividends | $		$ 100		$ 54
Number of shares outstanding					491.6		491.6
Number of shares vested							1.5
Weighted average number of shares outstanding - basic (in shares)					491.7	490.0	491.3	489.9
Weighted average number of shares outstanding - diluted (in shares)					494.3	493.2	494.2	492.8
Potentially dilutive shares					2.6	3.2	2.9	2.9